[Chapman and Cutler LLP Letterhead]

April 24, 2023

Division of Investment Management

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Amplify ETF Trust
(Registration Nos. 333-207937 and 811-23108)

To Whom It May Concern:

On behalf of the Amplify ETF Trust (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 214 and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 219 to the Registrant’s registration statement on Form N-1A (the “Amendment”) for the purpose of registering shares of Amplify Cash Flow High Income ETF under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended.

If we may cooperate with you in any way in the processing of the Registration Statement, please telephone the undersigned at (312) 845-3273.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Walter L. Draney
Walter L. Draney

Enclosure